Related Party Transactions - Schedule of Related Party Transactions (Details)		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Schedule of Related Party Transactions [Line Items]
Subtotal		$ 4,866		$ 117
Less: allowance for credit losses
Total revenue from related parties		$ 373,223,819		210,119,238	$ 195,681,315
Mr. Mei Kanayama [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company		Representative director, director, and controlling shareholder	Representative director, director, and controlling shareholder
Total due to related parties		$ 418,627		13,930
Total due to related parties, non current	[1]	$ 956,633
DinnerBank Co., Ltd. (“DinnerBank”) [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company		An entity of which Mr. Kanayama’s wife is a director and the representative director	An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company		An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.	An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Total revenue from related parties					14,774
Shintai Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company		The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Tokushin G.K.[Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company		A shareholder of the Company.	A shareholder of the Company.
Total due to related parties		$ 6,443		3,328
Total due to related parties, non current	[2]	$ 1,885,800
Crossing Cards [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company		An equity investment entity of the Company	An equity investment entity of the Company
Total accounts payable – a related party		$ 154
Total purchase from related parties		$ 399,422		574,048
Takuetsu Kokusai Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company		The entity’s representative director is Mr. Kanayama’s wife	The entity’s representative director is Mr. Kanayama’s wife
Subtotal				12
Total due from a related party		725		732
Total revenue from related parties		1,816
Total purchase from related parties		279
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Total accounts receivable, net – a related party		4,866		117
Total due from a related party		1,216,953		1,208
Total accounts payable – a related party		154		2,678,588
Total due to related parties		426,156		27,678
Total due to related parties, non current		2,842,433
Total revenue from related parties		4,695		7,840,934	6,006,993
Total purchase from related parties		763,381		10,494,954	445,980
DinnerBank [Member]
Schedule of Related Party Transactions [Line Items]
Subtotal		4,866		105
Total due from a related party	[3]	1,216,228		476
Total accounts payable – a related party				2,678,588
Total due to related parties		1,086		10,420
Total revenue from related parties		2,879		7,840,934	5,992,219
Total purchase from related parties		$ 363,680		$ 9,920,906	$ 445,980
DinnerBank [Member] | Tokyo Lifestyle Co., Ltd. [Member] | Rental Agreement One [Member]
Schedule of Related Party Transactions [Line Items]
Rent Period		February 16, 2026 - June 30, 2026	February 16, 2026 - June 30, 2026
Monthly Rent		$ 5,973	¥ 900,000
DinnerBank [Member] | Tokyo Lifestyle Co., Ltd. [Member] | Rental Agreement Two [Member]
Schedule of Related Party Transactions [Line Items]
Rent Period		March 18, 2026 - March 31, 2031	March 18, 2026 - March 31, 2031
Monthly Rent		$ 36,504	¥ 5,500,000

[1]	Amount due to this related party is loan borrowed from Mr. Mei Kanayama for working capital during the Company’s normal course of business for five years with maturity date on January 31, 2031. The loan bears a fixed interest rate of 4.35% per annum.
[2]	Amount due to this related party is loan borrowed from Tokushin G.K. for working capital during the Company’s normal course of business for five years with maturity date on January 31, 2031. The loan bears a fixed interest rate of 2.0% per annum.
[3]	The amount due from DinnerBank mainly consists of the following: 1) uncollected sales proceeds of ¥128,582,020 ($808,267) arising from the disposal of the warehouse property under the sales-and-leaseback arrangement (see Note 8). This outstanding receivable has been fully collected as of the date of this report; 2) a rental security deposit of ¥55.0 million ($345,730) for the leaseback property under the above-mentioned transaction (see Note 8); and 3) a rental security deposit of ¥9.9 million ($62,231) under another office lease agreement with DinnerBank.